Annual Fund Operating Expenses (Invesco Mid Cap Basic Value Fund, Institutional Class, Invesco Mid Cap Basic Value Fund)	12 Months Ended
May 02, 2011
Invesco Mid Cap Basic Value Fund | Institutional Class, Invesco Mid Cap Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%